Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 292,972	$ 201,536
Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 14,385	$ 22,303
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 214,850	$ 100,116
Current [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 18,398	$ 11,272
More Than 30 Days [ Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	2.30%	0.60%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 7,976	$ 11,168
More Than 60 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 185	$ 645
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	27.40%	27.40%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 51,748	$ 78,977
More Than 90 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 14,200	$ 21,658